Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Revenue by Major Revenue

The Company’s CODM evaluates performance based on each reporting segment’s revenue and costs of revenues. Revenues, cost of revenues and gross (loss) profits by segment are presented below.

	For the six months ended June 30,
	2025	2024
REVENUES, NET
Graphite anode business	$27,907,475	$21,561,285
Knowledge sharing and enterprise business	59,606	721,886
Total revenues	27,967,081	22,283,171

COSTS OF REVENUES
Graphite anode business	24,262,266	21,984,752
Knowledge sharing and enterprise business	6,078	281,030
Total cost of revenues	24,268,344	22,265,782

GROSS PROFIT (LOSS)
Graphite anode business	3,645,209	(423,467)
Knowledge sharing and enterprise business	53,528	440,856
Total gross loss	3,698,737	17,389

RECONCILIATION OF LOSS (SEGMENT OF GROSS LOSS)
UNALLOCATED AMOUNTS
OPERATING EXPENSES
Selling expenses	495,385	361,679
General and administrative expenses	3,116,148	4,212,561
Research and development expenses	754,331	847,852
Total operating expenses	4,365,864	5,422,092

LOSS FROM OPERATIONS	(667,127)	(5,404,703)

OTHER (EXPENSES) INCOME
Investment income	47,467	84,295
Interest expense, net	(2,217,089)	(918,199)
Other (expense) income, net	(3,258)	217,635
Total other expenses, net	(2,172,880)	(616,269)

LOSS BEFORE INCOME TAXES	$(2,840,007)	$(6,020,972)